Stock Option Plan	3 Months Ended
Apr. 30, 2012
Stock Option Plan
Stock Option Plan

(8) Stock Option Plan

  Equity Incentive Plans

        In April 2003, our board adopted the 2003 Equity Incentive Plan (the "2003 Plan"). The 2003 Plan authorizes the granting of common stock options and restricted stock awards to employees, directors and consultants.

        In March 2012, our board approved the 2012 Equity Incentive Plan (the "2012 Plan"), which became effective upon the effectiveness of our registration statement on Form S-1, on April 18, 2012. The 2012 Plan provides for the grant of incentive stock options, within the meaning of Section 422 of the Code, to our employees and any parent and subsidiary corporations' employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to our employees, directors and consultants and our parent and subsidiary corporations' employees and consultants. Upon our IPO, all shares that were reserved but not issued under the 2003 Plan were assumed by the 2012 Plan and no further shares will be granted pursuant to the 2003 Plan. Cancelled or forfeited stock options grants under the 2003 Plan will also be assumed by the 2012 Plan.

        Common stock option activity was as follows:

		Options Outstanding
	Available for Grant	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
					(in thousands)
Balances at January 31, 2010	4,384,497	14,627,055	$0.52
Additional Shares Authorized	3,955,608	—	—
Options granted	(5,109,500)	5,109,500	1.03
Options exercised	—	(2,233,233)	0.46
Options forfeited	682,401	(682,401)	0.76
Options expired	49,561	(49,561)	0.51

Balances at January 31, 2011	3,962,567	16,771,360	0.67
Additional Shares Authorized	8,500,000	—	—
Options granted	(9,745,800)	9,745,800	3.55
Options exercised	—	(4,012,648)	0.78
Options forfeited	576,661	(576,661)	1.34
Options expired	22,561	(22,561)	0.81

Balances at January 31, 2012	3,315,989	21,905,290	1.92
Additional Shares Authorized (unaudited)	10,000,000	—	—
Options granted (unaudited)	(2,813,500)	2,813,500	8.12
Options exercised (unaudited)	—	(1,002,100)	0.67
Options forfeited (unaudited)	379,121	(379,121)	2.70

Balances at April 30, 2012 (unaudited)	10,881,610	23,337,569	$2.70	8.21	$729,209

Vested and expected to vest at January 31, 2012		20,646,697	$1.89	8.11	$80,480

Exercisable at January 31, 2012		8,046,806	$0.66	6.85	$41,241

Vested and expected to vest at April 30, 2012 (unaudited)		21,902,413	$2.64	8.17	$685,679

Exercisable at April 30, 2012 (unaudited)		8,427,816	$0.75	6.76	$279,775

        No income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits realized from exercised stock options. At January 31, 2010, 2011 and 2012, there was a total unrecognized compensation cost of $2.9 million, $3.7 million and $14.9 million, respectively, related to these stock options, which is expected to be recognized over the next 2.62 years, 2.47 years and 3.32 years, respectively. At April 30, 2012, there was a total unrecognized compensation cost of $29.5 million related to these stock options, which is expected to be recognized over a weighted-average period of 3.46 years.

        The total intrinsic value of options exercised during fiscal 2010, 2011 and 2012 and for the three months ended April 30, 2012 was $0.6 million, $1.2 million, $11.2 million, and $10.2 million, respectively. The weighted-average grant date fair value of options granted was $0.36, $0.54, $1.72 and $5.32 for fiscal 2010, 2011 and 2012 and the three months ended April 30, 2012, respectively.

  Employee Stock Purchase Plan

        Concurrent with the effectiveness of our registration statement on Form S-1, on April 18, 2012, we adopted our 2012 Employee Stock Purchase Plan (the "ESPP"). The ESPP allows eligible employees to purchase shares of our common stock at a discount through payroll deductions of up to 15% of their eligible compensation, at not less than 85% of the fair market value, as defined in the ESPP, subject to any plan limitations. The ESPP provides for consecutive 12-month offering periods, starting on the first trading day on or after June 15 and December 15 of each year. The first offering period began on the first trading day after the effective date of our registration statement and will end on June 15, 2013.

  Stock-Based Compensation Expense

        Stock-based compensation expense was as follows:

	Fiscal Year Ended January 31,			Three Months Ended April 30,
(in thousands)	2010	2011	2012	2011	2012
				(Unaudited)
Cost of revenues	$31	$59	$134	$19	$108
Research and development	215	347	841	121	895
Sales and marketing	382	495	1,488	179	858
General and administrative	672	684	1,297	191	811

Total stock-based compensation expense	$1,300	$1,585	$3,760	$510	$2,672

  Valuation Assumptions

        We estimated the fair values of each option awarded on the date of grant using the Black-Scholes option pricing model utilizing the assumptions noted below. The expected term of the options is based on the average period the stock options are expected to remain outstanding calculated as the midpoint of the options vesting term and contractual expiration period, as we did not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The expected stock price volatility for our stock was determined by examining the historical volatilities of a group of our industry peers as we did not have any trading history of our common stock. The risk-free interest rate was calculated using the average of the published interest rates U.S. Treasury zero-coupon issues with maturities that approximate the expected term. The dividend yield assumption is zero as we did not have any history of, nor plans to make, dividend payments.

        The following assumptions were used to estimate the fair value of options granted to employees:

	Fiscal Year Ended January 31,
				Three Months Ended April 30, 2012
	2010	2011	2012
				(Unaudited)
Expected volatility	59.2%	51.8-54.1%	48.4-56.5%	50.1-50.5%
Risk-free rate	2.71-2.94%	1.48-2.92%	0.92-2.47%	1.12-1.41%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Expected term (in years)	6.08	5.45-6.08	5.25-6.08	5.90-6.08

        Forfeitures were estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differed from those estimates. Forfeitures were estimated based on historical experience.

        The following assumptions were used to estimate the fair value of nonemployee options:

Three Months Ended April 30, 2012
(Unaudited)
Expected volatility	51.0-57.9%
Risk-free rate	1.66-2.19%
Dividend yield	0.0%
Expected term (in years)	8.81-9.97

        For fiscal years ended January 31, 2010, 2011 and 2012, the expense related to nonemployee options was insignificant.

        The following table presents the weighted-average assumptions used to estimate the fair value of the ESPP during the periods presented:

Three Months Ended April 30, 2012
(Unaudited)
Expected volatility	48.3-49.1%
Risk-free rate	0.14-0.19%
Dividend yield	0.0%
Expected term (in years)	0.67-1.16